Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (2,090)	$ 24,063	$ 6,220
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	14,327	12,112	9,967
Loss from sale of property and equipment, net	44	207	61
Share-based compensation expense	4,091	4,298	3,964
Decrease in accrued severance pay and pensions, net	(599)	(970)	(267)
Decrease (increase) in trade receivables, net	52,567	(46,224)	(2,370)
Decrease (increase) in other assets (including other accounts receivable, prepaid expenses, other non-current assets, and the effect of exchange rate changes on cash and cash equivalents)	(8,819)	1,344	16,994
Decrease (increase) in inventories	(2,128)	7,606	6,303
Decrease in operating lease right-of-use assets	4,578	4,632	3,781
Increase (decrease) in trade payables	(22,103)	23,032	(1,847)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	(5,088)	3,898	1,677
Decrease in operating lease liability	(3,005)	(4,196)	(4,034)
Decrease in deferred revenues	(219)	(3,604)	(9,562)
Net cash provided by operating activities	31,556	26,198	30,887
Cash flows from investing activities:
Purchase of property and equipment	(13,609)	(14,581)	(9,955)
Software development costs capitalized	(3,818)	(1,883)	(2,944)
Payments made in connection with business acquisitions, net of acquired cash	(6,570)	0	(7,971)
Net cash used in investing activities	(23,997)	(16,464)	(20,870)
Cash flows from financing activities:
Proceeds from exercise of stock options	690	5,878	39
Repayments of bank credits and loans, net	(6,200)	(7,400)	(4,900)
Net cash used in financing activities	(5,510)	(1,522)	(4,861)
Effect of exchange rate changes on cash and cash equivalents	1,008	(1,138)	133
Increase in cash and cash equivalents	3,057	7,074	5,289
Cash and cash equivalents at the beginning of the year	35,311	28,237	22,948
Cash and cash equivalents at the end of the year	38,368	35,311	28,237
Supplemental disclosure of non - cash investing activities:
Fair value of ordinary shares issued and contingent holdback obligations to selling shareholders provided as consideration for business combination	2,207	0	2,561
Supplemental disclosure of cash flow information:
Cash paid for income taxes, net	2,650	1,127	2,839
Cash paid for interest on bank loans and factoring fees	$ 3,611	$ 4,682	$ 6,040